Liabilities for Employee Benefits, Net - Schedule of Liabilities for Employee Benefits, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Liabilities for Employee Benefits, Net [Abstract]
Present value of defined benefit liabilities	$ 351	$ 260
Less - fair value of plans’ assets	287	225
Total	$ 64	$ 35